Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Thornburg American Opportunities Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	(0.93%)	19.42%	13.14%	(19.55%)	13.83%	11.71%	28.88%	(9.69%)	23.33%	6.60%
Thornburg Focus Growth Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	4.31%	19.67%	19.56%	(34.19%)	(4.32%)	41.65%	28.91%	(2.56%)	23.91%	(2.35%)
Thornburg American Opportunities Fund - Class R3
Prospectus [Line Items]
Annual Return [Percent]	(0.86%)	19.48%	13.19%	(19.49%)	13.78%	11.70%	28.86%	(9.72%)	23.35%	6.65%
Thornburg Focus Growth Fund - Class R3
Prospectus [Line Items]
Annual Return [Percent]	4.30%	19.61%	19.54%	(34.21%)	(4.47%)	41.38%	28.72%	(2.72%)	23.79%	(2.46%)